BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
Revenue by Geographical Region
All of the Company's operating revenues were derived from its foreign operations. The following represents the Company's revenues attributed by geographical region in which services are provided to customers.

	For the six-month periods ended June 30, (unaudited)
	2013	2012
Revenues (1)
−South America	$162,595	$120,627
−Central America	21,021	9,523
−Europe	7,227	9,542
−North America	538	3,413
−Asia	8,295	930
	$199,676	$144,035

(1)	Classified by country of domicile of charterers/customers.

All of the Company's operating revenues were derived from its foreign operations.  The following represents the Company's revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2012	2011	2010
Revenues (1)
− South America	$238,572	$267,420	$199,585
− Europe	28,320	19,910	19,923
− Central America	35,333	16,499	5,624
− North America	7,438	227	1,219
− Asia	3,506	426	4,094
	$313,169	$304,482	$230,445

(1)	Classified by country of domicile of charterers/costumers.

Assets by Geographical Region
The following represents the Company's vessels and equipment based upon the assets' physical location as of the end of each applicable period presented:

	At June 30, 2013 (unaudited)	At December 31, 2012
Vessels and equipment, net
−South America	$575,436	$564,352
−Europe	24,924	25,474
−Asia	36,455	53,496
−Other	4,294	4,197
	$641,109	$647,519

The following represents the Company's vessels and equipment based upon the assets' physical location as of the end of each applicable period presented:

	At December 31,
	2012	2011
Vessels and equipment, net

− South America	$564,352	$572,512
− Europe	25,474	26,571
− Asia	53,496	68,149
− Other	4,197	4,213
	$647,519	$671,445

Operating Segment Information
The following schedule presents segment information about the Company's operations for the six-month period ended June 30, 2013 (unaudited):

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$122,531	$42,447	$34,698	$199,676
Running and voyage and manufacturing expenses	92,127	20,583	30,324	143,034
Depreciation and amortization	11,727	5,395	3,401	20,523
Segment operating profit (loss)	10,664	11,636	(3,097)	19,203
Segment assets	410,015	272,727	111,424	794,166
Investments in and receivables from affiliates	4,072	-	233	4,305
Loss from investment in affiliates	(302)	-	(17)	(319)
Additions to long-lived assets	2,196	5,454	5,332	12,982
The following schedule presents segment information about the Company's operations for the six-month period ended June 30, 2012 (unaudited):

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$71,128	$35,170	$37,737	$144,035
Running and voyage and manufacturing expenses	63,960	19,435	31,595	114,990
Depreciation and amortization	10,776	5,233	5,042	21,051
Segment operating (loss) profit	(5,157)	8,524	(4,062)	(695)
Loss from investment in affiliates	(663)	-	(3)	(666)
Additions to long-lived assets	18,484	8,541	314	27,339

The following schedule presents segment information about the Company's operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Revenues	$163,279	$76,661	$73,229		$313,169
Running and voyage and manufacturing expenses	148,653	43,405	62,369		254,427
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	) (1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2011:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$174,594	$64,606	$65,282	$304,482
Running and voyage and manufacturing expenses	132,719	38,852	53,036	224,607
Depreciation and amortization	20,139	9,436	9,569	39,144
Segment operating (loss) profit	13,138	10,999	(4,753)	19,384
Segment assets	392,549	263,094	124,527	780,170
Investments in and receivables from affiliates	6,595	-	256	6,851
Loss from investment in affiliates	(1,042)	-	(31)	(1,073)
Additions to long-lived assets (1)	73,265	19,502	3,345	96,112

(1)	Excludes $1,751, which corresponds to additions to corporate assets.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2010:

	River Business	Offshore Supply Business	Ocean Business	Total

Revenues	$120,024	$54,283	$56,138	$230,445
Running and voyage and manufacturing expenses	80,702	29,637	40,583	150,922
Depreciation and amortization	17,248	7,178	9,945	34,371
Segment operating (loss) profit	10,244	10,611	(2,137)	18,718
Segment assets	351,388	245,865	104,334	701,587
Investments in and receivables from affiliates	6,537	-	287	6,824
Income (Loss) from investment in affiliates	(322)	-	(19)	(341)
Additions to long-lived assets	67,942	7,141	30,164	105,247

Reconciliation of Assets from Segment to Consolidated

Reconciliation of total assets of the segments to amount included in the unaudited condensed consolidated balance sheets were as follow:

At June 30, 2013 (unaudited)

Total assets for reportable segments	$794,166
Other assets	14,609
Corporate cash and cash equivalents	131,315
Restricted cash to redeem 2014 Senior Notes	182,115
Consolidated total assets	$1,122,205

Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2012	2011

Total assets for reportable segments	$773,832	$780,170
Other assets	14,271	16,021
Corporate cash and cash equivalents	222,215	34,096
Consolidated total assets	$1,010,318	$830,287